Taxes - Schedule of Income Before Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Before Provision for Income Taxes [Abstract]
Outside China	$ (302,695)	$ (60,000)
China	(890,638)	(1,384,156)
(Loss) income before provision for income taxes	$ (1,193,333)	$ (1,444,156)